Employee benefit plans - Information about plan assets for which Level 3 inputs are utilized to determine fair value (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		¥ 219,869		¥ 219,462
Fair value of plan assets at end of year		208,523		219,869
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		43,343		49,406
Unrealized and realized gains / loss		(4,853)		2,311
Purchases / sales and other settlement		(8,776)		(8,374)
Fair value of plan assets at end of year		29,714		43,343
Level 3 [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		16,321	[1]	23,078
Unrealized and realized gains / loss		(3,608)		(316)
Purchases / sales and other settlement		(3,295)		(6,441)
Fair value of plan assets at end of year	[1]	9,418		16,321
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		27,022	[2],[3]	26,328
Unrealized and realized gains / loss		(1,245)		2,627
Purchases / sales and other settlement		(5,481)		(1,933)
Fair value of plan assets at end of year	[2],[3]	¥ 20,296		¥ 27,022

[1]	Includes corporate type equity investments.
[2]	Certain plan assets that are carried at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2024 and 2025, the fair value of these assets was ¥38,712 million and ¥35,529 million, respectively.
[3]	Includes primarily debt investment funds. Hedge funds and real estate funds are also included.